INCOME TAXES	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15 – INCOME TAXES

The Company’s provision for (benefit from) income taxes is as follows:

Fiscal Year Ended March 31,
	2024	2023
Current:
Federal	$-	$-
State and local	-	-
Foreign	-	-
Total current	-	-
Deferred:
Federal	-	-
State and local	-	-
Foreign	-	-
Total deferred	-	-
Total consolidated income tax benefit	$-	$-

Our consolidated effective income tax rate reconciliation is as follows:

	Fiscal Year Ended March 31,
	2024	2023
Federal statutory rate	21.0%	21.0%
State and local income taxes	-	-
Change in valuation allowance for NOL carry-forwards	(21.0)	(21.0)
Stock warrant transactions and other items	-	-
Effective income tax rate	-%	-%

Our deferred tax asset (liability) is as follows:

	As of March 31,
Deferred tax assets:	2024	2023
Share-based compensation	$-	$928,525
Accruals and reserves not currently deductible	2	2
Impairment of investments and inventory	707,699	661,050
Other	99,294	215,542
Total deferred tax assets	806,995	1,805,119
Less: valuation allowance	(806,995)	(1,805,119)
Total deferred tax assets, net	$-	$-

During the fiscal year ended March 31, 2024 and 2023, the Company recognized a valuation allowance of approximately $.8 million and $1.8 million, respectively, connection with certain deferred tax assets because of significant uncertainty about the Company’s ability to generate sufficient earnings in the foreseeable future to realize such assets. During the fiscal year ended March 31, 2024 and 2023, the Company recognized, in the aggregate, $0 and $163,192, respectively, in deferred income tax benefits in connection with certain foreign start-up operations. In addition, during the fiscal year ended March 31, 2024, and 2023, the Company recognized a valuation allowance of $0 and $163,192, respectively, in connection with the associated deferred tax assets because these start-up operations do not yet have a history of profits.

The Company has adopted the comprehensive model for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return, consistent with ASC 740. Accordingly, the Company recognizes the impact of tax positions that meet a “more likely than not” threshold, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. For the fiscal year ended March 31, 2024 and 2023, the Company had recognized a liability of $0 and $3,809, respectively, related to uncertain income tax positions, which is reported in other current liabilities. As of March 31, 2024 and 2023, the Company had unrecognized tax benefits of $925,786 and $925,786, respectively, that, if recognized, would impact the Company’s effective tax rate.

A reconciliation of the Company’s unrecognized tax benefits for the years indicated is as follows:

	Fiscal Year Ended March 31,
	2024	2023
Balance at beginning of fiscal year	$925,786	$921,977
Additions for tax positions related to the current year		3,809
Balance at end of fiscal year	$925,786	$925,786

The company recognizes interest and/or penalties related to uncertain tax positions in current income tax provision. For the year ended March 31, 2024, and 2023, the Company did not recognize and interest and penalties. Although it is not reasonably possible to estimate the amount by which unrecognized tax benefits may increase or decrease in the next twelve months due to uncertainties regarding timing and outcome of any examinations, the Company is evaluating alternatives that may impact the recognition of uncertain tax positions in the next twelve months.

The Company files consolidated federal income tax returns in the United States and files income tax returns in various state and foreign jurisdictions. As of March 31, 2024, the Company’s income tax returns for the following tax years remained subject to examination:

Tax Jurisdiction	Open Years
United States	2018 – 2023
Republic of Korea	2023
Other Countries	N/A